Income tax benefit (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax Benefit Based On Canadian Tax Rates	$ 386,347	$ 468,569
[custom:IncomeTaxBenefitBasedOnCanadianTaxRatesPercentage]	25.00%	25.00%
Different Tax Rates On Foreign Subsidiaries	$ (63,621)	$ (76,520)
[custom:DifferentTaxRatesOnForeignSubsidiariesPercentage]	(4.00%)	(4.00%)
Nondeductible Expenses	$ (1,256)	$ (9,858)
[custom:NondeductibleExpensesPercentage]		(1.00%)
Change In Valuation Allowance And Other	$ (321,470)	$ (382,191)
[custom:ChangeInValuationAllowanceAndOtherPercentage]	(21.00%)	(20.00%)
Income Tax Benefit	$ 0	$ 0
[custom:IncomeTaxBenefitPercent]	0.00%	0.00%
Deferred income tax assets
Net operating loss carry forwards	$ 41,298,493		$ 40,045,479
Property, Plant and Equipment	2,023,607		2,023,434
Other	1,572,952		1,537,637
Total deferred income tax asset	44,895,052		43,606,550
Valuation allowance	(44,775,733)		(43,557,562)
Deferred income tax assets net of valuation allowance	119,319		48,988
Deferred income tax liabilities
Other	(119,319)		(48,988)
Net deferred income tax asset
Canadian Tax Loss Carryforward Expiring 2026	2,093,680
Canadian Tax Loss Carryforward Expiring 2027	3,885,597
Canadian Tax Loss Carryforward Expiring 2028	14,810,124
Canadian Tax Loss Carryforward Expiring 2029	14,035,664
Canadian Tax Loss Carryforward Expiring 2030	17,340,283
Canadian Tax Loss Carryforward Expiring 2031	19,417,102
Canadian Tax Loss Carryforward Expiring 2032	5,633,725
Canadian Tax Loss Carryforward Expiring 2033	8,190,276
Canadian Tax Loss Carryforward Expiring 2034	9,489,676
Canadian Tax Loss Carryforward Expiring 2035	13,545,813
Canadian Tax Loss Carryforward Expiring 2036	16,104,547
Canadian Tax Loss Carryforward Expiring 2037	12,145,038
Canadian Tax Loss Carryforward Expiring 2038	1,162,246
Canadian Tax Loss Carryforward Expiring 2039	3,029,148
Canadian Tax Loss Carryforward Expiring 2040	4,502,697
[custom:CanadianTaxLossCarryforwardExpiring2041-0]	16,419,675
[custom:CanadianTaxLossCarryforwardExpiring2042-0]	842,601
[custom:UsTaxLossCarryforward-0]	3,031,048
Total Us Tax Loss Carryforward	3,031,048
Total Canadian Tax Loss Carryforward	$ 162,647,892